Shareholders’ Deficit - Schedule of Fair Value of Options Granted (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of Options Granted [Line Items]
Pricing model utilized	Valuation Technique, Option Pricing Model [Member]	Valuation Technique, Option Pricing Model [Member]
Risk free rate range	4.26%
Expected life range (in years)	10 years	10 years	10 years	10 years
Volatility range	172.20%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected forfeiture	30.00%	30.00%	30.00%
Maximum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Risk free rate range		4.20%	4.23%	3.89%
Volatility range		173.09%	173.25%	168.24%
Expected forfeiture				30.00%
Minimum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Risk free rate range		4.23%	4.20%	3.48%
Volatility range		173.25%	173.09%	145.03%
Expected forfeiture				20.00%